FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Investments, All Other Investments [Abstract]
Schedule of fair value of derivative contracts

	Derivative Assets Reported in Other Current Assets		Derivative Liabilities Reported in Other Current Liabilities
	December 31,		December 31,
	2 0 2 4	2 0 2 3	2 0 2 4	2 0 2 3
Derivatives designated as hedging instruments in cash flow hedge	617	1,229	-	-

Schedule of balance of derivative instruments and impact on accumulated other comprehensive income
	Year ended December 31,
	2 0 2 4	2 0 2 3	2 0 2 2
Cost of revenues:
Products	(29)	268	254
Services	(10)	94	91
Total cost of revenues	(39)	365	345
Operating expenses:
Research and development, net	(66)	599	870
Sales and marketing	(19)	158	163
General and administrative	(49)	457	435
Total operating expenses	(134)	1,214	1,468
Loss (gain) on derivative instruments	(173)	1,576	1,813